Lease Liabilities - Movement of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of Lease Liabilities [Roll Forward]
Balance at beginning of period	€ 8,677	€ 8,070
Additions	2,382	2,487
Principal and Interest Payments of Lease Liabilities	(2,559)	(2,361)
Principal payments (Note 28)	(2,114)	(1,996)
Interests payments	(445)	(365)
Disposals	(138)	(59)
Business combinations		124
Accrued interests	435	393
Translation differences and hyperinflation adjustments	62	246
Transfers and others	88	(223)
Balance at end of period	€ 8,947	€ 8,677